UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
26.75% of Net Assets
AL State Public School & College Authority Refinancing	5.000%	05/01/2024	Aa1	$125,000	$129,526
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	113,111
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2	50,000	50,288
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	164,489
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	231,548
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	103,732
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	100,000	100,297
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	240,560
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	220,087
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3	100,000	101,428
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3	135,000	137,013
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3	505,000	512,580
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	173,955
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	490,000	549,922
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	339,022
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	102,727
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	381,469
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	263,583
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	75,229
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	78,313
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	69,424
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	212,363
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	509,272
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	253,010
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	501,430
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	179,487
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	153,951
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	252,183
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1	550,000	556,430
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1	100,000	101,085

					6,857,514
MUNICIPAL UTILITY REVENUE BONDS
22.71% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	285,545
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	360,000	374,560
Birmingham AL Waterworks Board	4.000	01/01/2038	Aa2	205,000	212,977
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2	80,000	86,334
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2	550,000	604,274
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2040	Aa2	150,000	168,021
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	157,311
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	418,616
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	124,583
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	125,000	125,350
Jasper AL Waterworks and SewerBoard Utility Revenue	5.000	06/01/2030	A+*	455,000	480,075
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	278,513
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	333,774
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	434,464
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	416,674
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	322,866
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	259,925
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	386,756
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,548
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	78,888
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	260,880

					5,820,934
SCHOOL IMPROVEMENT BONDS
20.19% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	670,354
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	249,399
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	215,500
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	501,332
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	288,540
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	660,000	753,944
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	259,808
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	167,544
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	405,000	443,058
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	163,764
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2	615,000	662,472
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	100,737
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	95,676
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	32,175
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	285,223
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	284,398

					5,173,924

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
9.39% of Net Assets
Anniston AL Public Building Authority	5.000%	03/01/2032	A2	$400,000	$428,003
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	53,329
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	214,418
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	265,598
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	265,328
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	315,327
Trussville AL Warrants	5.000	10/01/2039	Aa2	775,000	863,528

					2,405,531
REFUNDING BONDS
6.20% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	122,952
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	814,336
Shelby County AL	4.000	08/15/2038	AA+*	250,000	257,220
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	393,425

					1,587,933
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.80% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A*	125,000	130,482
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	278,518
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	393,463
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	345,060
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	338,169

					1,485,692
HOSPITAL AND HEALTHCARE BONDS
3.52% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	581,983
Chilton County AL Health Care Authority Limited Obligation Sales Tax	5.000	11/01/2032	AA-@	300,000	321,081

					903,064
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.31% of Net Assets
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	282,902
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	315,369
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	250,457

					848,728
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.03% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	264,900

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.33% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	85,000	85,012

Total Investments 99.23% of Net Assets (cost $24,944,859) (See (a) below for further explanation)					25,433,232

Other assets in excess of liabilities 0.77%					196,611

Net Assets 100%					25,629,843

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $24,944,859 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$684,364
Unrealized depreciation	(195,991)

Net unrealized appreciation	$488,373

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds March 31, 2018	UNAUDITED

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,433,232
Level 3	Significant Unobservable Inputs	—

$25,433,232

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
24.09% of Net Assets
KY Association of Counties	4.000%	02/01/2033	AA-*	$420,000	$440,328
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	453,157
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	478,520
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,224,738
KY State Association of Counties Finance Corporation	5.000	02/01/2030	AA-*	100,000	106,017
KY State Association of Counties Finance Corporation	5.000	02/01/2032	AA-*	165,000	174,735
KY State Association of Counties Finance Corporation	5.000	02/01/2035	AA-*	120,000	126,602
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,547,420
KY State Property & Building #93	5.250	02/01/2025	AA*	825,000	849,833
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,229,751
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,653,504
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,674,037
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,170,520
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,852,922
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,329,000
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,700,600
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,717,722
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,475,309
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,277,386
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,374,609
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,497,711
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,590,619
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,952,505
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,439,102
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,907,520
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,345,361
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,092,787
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,333,877
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,912,092
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,911,517
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,489,666
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,640,100
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,032,479
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,758,348
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,702,587
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,121,730
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,128,646
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,384,086
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,228,428
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,745,106
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,847,625
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,142,610
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,708,599
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,170,473
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,575,050
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,737,678
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,164,619
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,005,607
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,558,018
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,681,309
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,903,727
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	948,879
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	398,758
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,927,269
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,048,360

					231,889,558
PREREFUNDED BONDS
16.81% of Net Assets
Kenton County KY School District Finance Corporation	5.000	02/01/2029	A1	3,270,000	3,358,879
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	NR	2,750,000	2,850,540
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	NR	2,560,000	2,660,454
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	NR	1,000,000	1,040,590
KY Economic Development Finance Authority Baptist Healthcare	5.375	08/15/2024	NR	605,000	613,416
KY Economic Development Finance Authority Baptist Healthcare	5.625	08/15/2027	NR	2,425,000	2,460,987
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,646,350
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,117,080
KY State Association of Counties Finance Corporation	5.000	02/01/2030	NR	525,000	562,170
KY State Association of Counties Finance Corporation	5.000	02/01/2032	NR	835,000	894,118
KY State Association of Counties Finance Corporation	5.000	02/01/2035	NR	875,000	936,950
KY State Property & Building #89	5.000	11/01/2025	A1	5,000,000	5,098,000
KY State Property & Building #89	5.000	11/01/2026	A1	5,390,000	5,495,644
KY State Property & Building #89	5.000	11/01/2027	A1	4,900,000	4,996,040
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,082,716
KY State Property & Building #90	5.500	11/01/2028	NR	21,955,000	22,449,207
KY State Property & Building #90	5.500	11/01/2028	A1	2,850,000	2,915,009
KY State Property & Building #93	5.250	02/01/2025	AA*	6,425,000	6,620,577
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	451,766
KY State Property & Building #93	5.250	02/01/2028	AA*	9,305,000	9,588,244
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	457,398

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #93	5.250%	02/01/2029	AA*	$20,060,000	$20,670,626
KY State Property & Building #96	5.000	11/01/2029	A1	5,000,000	5,251,050
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	4,440,000	4,620,575
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	3,080,000	3,204,463
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	10,035,000	10,440,514
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa3	3,775,000	4,142,647
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,500,000	1,682,010
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,528,206
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	NR	11,290,000	12,629,446
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	658,956
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	2,929,960
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,777,170
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,556,338
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,024,685
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,014,540
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,610,756
Owensboro KY Water Revenue	5.000	09/15/2025	A1	175,000	177,795
Shelby County KY School District Finance Corporation	5.000	02/01/2028	A1	500,000	513,930
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	3,033,580

					161,763,382
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.67% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,182,929
Eastern KY University	5.000	04/01/2033	A1	910,000	1,023,004
Eastern KY University General Receipts	4.000	10/01/2037	A1	1,540,000	1,589,218
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,169,251
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,324,317
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,471,924
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,179,295
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,731,398
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,088,433
Murray State University	5.000	03/01/2032	A1	2,220,000	2,492,683
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,405,244
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,034,923
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,266,871
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,336,503
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,973,333
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	11,370,178
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,079,265
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,039,208
University of Louisville	4.500	03/01/2036	A1	5,845,000	6,290,097
University of Louisville General Receipts	5.000	09/01/2029	A3	2,280,000	2,474,391
University of Louisville General Receipts	5.000	09/01/2030	A3	440,000	474,654
University of Louisville General Receipts	5.000	09/01/2031	A3	2,580,000	2,782,324
Western KY University	4.000	09/01/2034	A1	575,000	597,506
Western KY University	4.000	09/01/2035	A1	595,000	616,967
Western KY University	4.000	09/01/2036	A1	620,000	641,514
Western KY University	5.000	05/01/2032	A1	1,500,000	1,632,675

					112,268,105
SCHOOL IMPROVEMENT BONDS
9.81% of Net Assets
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,886,448
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,091,744
Bullitt County KY Schools District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,178,105
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	3,984,505
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,218,994
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,089,977
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,018,181
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1	4,385,000	4,862,220
Fayette County KY School District Finance Corporation	4.750	11/01/2031	A1	1,730,000	1,908,657
Fayette County KY School District Finance Corporation	5.000	08/01/2028	A1	1,330,000	1,507,741
Fayette County KY School District Finance Corporation	5.000	08/01/2032	A1	10,600,000	11,875,602
Fayette County KY School District Finance Corporation	5.000	08/01/2034	A1	9,750,000	10,869,203
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	492,786
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	514,688
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,729,944
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,731,787
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,005,550
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,103,963
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,156,426
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,279,054
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,333,826
Kenton County School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,265,902
Kenton County School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,309,743
Kenton County School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,354,470
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,030,368
Oldham KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,618,110
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,446,042
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,513,054

					94,377,090

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
8.73% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000%	08/01/2032	Aa3	$6,100,000	$6,482,043
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	762,735
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	798,414
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	907,987
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	829,760
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	871,928
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	130,000	130,339
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,186,914
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	958,047
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	548,347
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,236,194
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,073,285
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,380,239
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	30,270,345
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,758,532
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,048,630
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,481,321
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,488,021
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,094,009
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,261,091
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,513,769
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,844,061
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,102,890
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,750,599
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	255,662
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	283,814
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	314,080
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	205,500
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	333,200
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	418,491
Owensboro KY Water Revenue	5.000	09/15/2025	A1	370,000	375,580

					83,965,827
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.01% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,849,844
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,679,649
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,746,155
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,865,766
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,239,226
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,498,153
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,045,264
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	457,264
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	570,720
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,628,662
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	2,009,426
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,617,536
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa3	9,350,000	10,323,522
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	8,003,791
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,659,129
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,557,150
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,628,480
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,695,662

					77,075,399
REFUNDING BONDS
7.58% of Net Assets
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	449,372
KY State Property & Building #104	5.000	11/01/2021	A2	2,085,000	2,278,571
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,428,378
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,074,293
KY State Property & Building #80	5.250	05/01/2020	A1	1,000,000	1,064,880
KY State Property & Building #83	5.000	10/01/2018	A1	7,750,000	7,880,200
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	26,054,181
KY State Property & Building #84	5.000	08/01/2019	A1	10,000,000	10,400,900
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	337,891
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,917,000

					72,885,666
HOSPITAL AND HEALTHCARE BONDS
6.71% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,897,948
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,436,579
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,233,396
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,072,851
KY Economic Development Finance Authority Baptist Healthcare	5.625	08/15/2027	Baa2	2,430,000	2,462,441
KY Economic Development Finance Authority Baptist Heathcare	5.375	08/15/2024	Baa2	600,000	607,152
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,622,235
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,083,970
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,623,571
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Baa1	2,000,000	2,138,660
Louisville & Jefferson County Metropolitan Health - Norton Health	4.000	10/01/2035	A-*	10,850,000	10,990,723

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Health - Norton Health	4.000%	10/01/2036	A-*	$9,005,000	$9,128,279
Louisville & Jefferson County Metropolitan Health - Norton Health	5.500	10/01/2033	A-*	2,000,000	2,258,500
Louisville & Jefferson County Metropolitan Health - Norton Health	5.000	10/01/2033	A-*	8,110,000	9,125,210
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,869,661

					64,551,176
PUBLIC FACILITIES REVENUE BONDS
4.92% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	925,848
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,223,442
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,873,538
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,573,410
KY State Certificate of Participation	4.000	04/15/2031	A1	1,000,000	1,041,160
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,644,050
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,818,645
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,259,490
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,377,168
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,500,163
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,555,099
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,615,039
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,677,445
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,738,246
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,215,549
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,278,158
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,390,358
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,543,888
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	829,838
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,037,666
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,079,823
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,126,280
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,200,776
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,252,910
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,534,828

					47,312,817
AIRPORT BONDS
1.09% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	478,707
Kenton County Airport	5.000	01/01/2032	A2	750,000	841,485
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,362,024
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,383,888
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,581,337
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,670,510
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,881,577
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,304,878

					10,504,406
MISCELLANEOUS REVENUE BONDS
.23% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,257,502

AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa2	1,175,000	1,238,638

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.13% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	250,000	250,618
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	966,079

					1,216,697
Total Investments 99.91% of Net Assets (cost $941,377,952) (See (a) below for further explanation)					$961,306,263

Other assets in excess of liabilities 0.09%					870,997

Net Assets 100%					$962,177,260

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2018	UNAUDITED

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $941,376,388 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	24,354,488
Unrealized depreciation	(4,424,613)

Net unrealized appreciation	19,929,875

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	961,306,263
Level 3	Significant Unobservable Inputs	—

961,306,263

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
20.55% of Net Assets
KY Association of Counties	4.250%	02/01/2019	AA-*	$255,000	$260,324
KY State Property & Building #76	5.500	08/01/2018	A1	1,415,000	1,433,195
KY State Property & Building #90	5.000	11/01/2018	A1	250,000	254,855
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	25,717
KY State Property & Building #100	5.000	08/01/2024	A1	750,000	814,703
KY State Property & Building #100	5.000	08/01/2019	A1	100,000	104,212
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	541,290
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	819,413
KY State Property & Building #106	5.000	10/01/2023	A1	540,000	607,554
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	842,640
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,654,405
KY State Property & Building #108	5.000	08/01/2023	A1	2,000,000	2,244,120
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	981,803
KY State Property & Building #108	5.000	08/01/2028	A1	150,000	170,364
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,963,605

					13,718,200
SCHOOL IMPROVEMENT BONDS
18.33% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2022	A1	1,055,000	1,173,337
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	565,300
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	333,468
Fayette County KY School District Finance Corporation	5.000	08/01/2023	A1	1,000,000	1,123,130
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1	1,000,000	1,053,270
Fayette County KY School District Finance Corporation	5.000	06/01/2023	A1	500,000	560,275
Hardin County KY School District Finance Corporation	5.000	03/01/2023	A1	770,000	859,751
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	1,000,000	1,085,460
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	641,229
Johnson County KY School District Finance Corporation	3.000	12/01/2019	A1	180,000	182,705
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	949,479
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	503,270
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	A1	450,000	450,455
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,030,860
Pike County School District Finance Corporation	4.000	02/01/2028	A1	295,000	315,249
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	285,163
Pike County School District Finance Corporation	5.000	08/01/2025	A1	200,000	230,432
Warren County KY School District Finance Corporation	4.000	04/01/2018	A1	125,000	125,016
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	773,155

					12,241,004
PUBLIC FACILITIES REVENUE BONDS
13.24% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,006,560
KY State Certificate of Participation	4.000	06/15/2022	A1	1,000,000	1,065,760
KY State Certificates of Participation	4.000	06/15/2024	A1	300,000	323,223
KY State Property & Building #109	5.000	10/01/2022	A1	1,000,000	1,109,050
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	666,120
Lexington Fayette Urban County Government - Court Facilities	5.000	10/01/2024	A1	700,000	800,856
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	551,945
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	587,969
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	630,280
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	390,351
Todd County KY Public Properties Court House	3.250	06/01/2019	A1	100,000	101,509
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	A1	1,250,000	1,404,825
Whitley County KY Public Properties - Justice Center	3.375	09/01/2019	A1	200,000	203,778

					8,842,226
REFUNDING BONDS
11.83% of Net Assets
KY State Property & Building #83	5.000	10/01/2019	A1	1,750,000	1,832,005
KY State Property & Building #84	5.000	08/01/2019	A1	1,000,000	1,040,090
KY State Property & Building #101	5.000	10/01/2019	A1	1,050,000	1,099,529
KY State Property & Building #104	5.000	11/01/2021	A2	1,000,000	1,092,840
KY State Property & Building #106	5.000	10/01/2026	A1	1,000,000	1,119,110
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	221,038
KY State Property & Building #112	5.000	11/01/2024	A1	750,000	852,495
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	639,843

					7,896,950
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.11% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	2,015,000	2,296,737
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	767,468
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	574,370
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	270,220
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,175,000	1,349,217
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	700,000	824,068

					6,082,080

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.34% of Net Assets
KY State Property & Building #114	5.000%	10/01/2024	Aa3	$1,415,000	$1,607,978
Morehead State University	5.000	10/01/2022	A1	310,000	343,527
Northern Ky University General Receipts	4.000	09/01/2018	A1	150,000	151,392
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	807,165
University of Louisville	5.000	03/01/2024	A1	350,000	396,438
University of Louisville	5.000	03/01/2024	A1	2,000,000	2,265,360

					5,571,860
MUNICIPAL UTILITY REVENUE BONDS
6.49% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa3	1,000,000	1,068,690
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	476,630
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	552,374
KY Rural Water Finance Corporation	4.500	08/01/2021	A+*	100,000	100,096
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A2	375,000	377,235
Lexington Fayette Urban County Government	4.000	09/01/2027	Aa2	435,000	472,410
Northern KY Water	5.000	02/01/2026	Aa3	815,000	919,695
Owensboro KY Electric Light & Power	5.000	01/01/2024	A2	350,000	368,760

					4,335,890
HOSPITAL AND HEALTHCARE
5.84% of Net Assets
KY Asset Liability CommissionGeneral Receipts	4.000	10/01/2018	Aa2	105,000	105,125
KY Economic Development Finance Authority Baptist Healthcare	4.750	08/15/2019	Baa2	55,000	55,540
Lexington-Fayette Urban County Government	5.000	06/01/2024	A1	2,800,000	3,031,700
Warren County Hospital	4.000	04/01/2020	A+*	150,000	153,045
Warren County Hospital	5.000	04/01/2023	A+*	500,000	551,780

					3,897,190
PREREFUNDED BONDS
5.13% of Net Assets
KY Economic Development Finance Authority Baptist Healthcare	4.750	08/15/2019	NR	55,000	55,651
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	194,781
KY State Property & Building #89	5.000	11/01/2020	A1	200,000	203,908
KY State Property & Building #90	5.000	11/01/2020	A1	495,000	504,702
KY State Property & Building #93	5.250	02/01/2021	AA*	175,000	180,119
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	95,314
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,000,000	1,097,390
KY State Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa3	105,000	105,644
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	672,804
Owensboro KY Electric Light & Power System	5.000	01/01/2024	A2	300,000	316,830

					3,427,143
Total Investments 98.86% of Net Assets (cost $66,123,986) (See (a) below for further explanation)					$66,012,543

Other assets in excess of liabilities 1.14%					760,020

Net Assets 100%					$66,772,563

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $66,123,986 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$356,674
Unrealized depreciation	(468,117)

Net unrealized depreciation	$(111,443)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2018	UNAUDITED

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	66,012,543
Level 3	Significant Unobservable Inputs	—

$66,012,543

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
40.55% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$99,620
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	185,703
MS Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	103,707
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	417,284
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	53,909
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	328,842
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	89,100
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	105,009
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	63,218
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	272,690
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	154,439
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	46,383
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	131,764
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	146,620
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	221,904
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	160,070
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	530,918
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	52,298
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	192,407
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2	300,000	346,989
Southern Mississippi Education Building Corporation	5.000	03/01/2038	Aa2	600,000	680,958
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	221,002
University of Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	104,720

					4,709,554
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
19.19% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	494,046
MS State University Educational Building Corporation Revenue	5.000	11/01/2032	Aa2	125,000	143,221
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	312,951
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	262,004
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	262,725
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	100,000	103,095
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	237,579
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	413,226

					2,228,847
MUNICIPAL UTILITY REVENUE BONDS
12.01% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	761,907
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	104,279
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	54,959
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Baa3	250,000	303,808
MS State Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	169,790

					1,394,743
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.22% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	109,820
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3	200,000	228,092
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	345,885
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	185,885
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	84,695

					954,377
PUBLIC FACILITIES REVENUE BONDS
7.90% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	169,149
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2033	AA*	300,000	316,532
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	157,260
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	104,123
MS Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	A2	150,000	170,186

					917,250
REFUNDING BONDS
4.60% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	52,811
MS State Refunding	5.000	10/01/2033	Aa2	150,000	176,415
MS State Refunding	4.000	10/01/2036	Aa2	290,000	304,995

					534,221
SCHOOL IMPROVEMENT BONDS
4.54% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	113,906
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	413,468

					527,374
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.89% of Net Assets
Medical Center Educational Building Corporation - University of Mississippi	5.000	06/01/2034	Aa2	100,000	103,954
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	105,000	115,856

					219,810

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.22% of Net Assets
Mississippi State Gaming Tax Revenue	5.000%	10/15/2035	A3	$125,000	$141,225

Total Investments 100.12% of Net Assets (cost $11,266,919) (See (a) below for further explanation)					$11,627,401

Other liabilities in excess of assets -0.12%					(13,864)

Net Assets 100%					$11,613,537

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $11,266,849 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$395,815
Unrealized depreciation	(35,263)

Net unrealized appreciation	$360,552

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,627,401
Level 3	Significant Unobservable Inputs	—

$11,627,401

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
18.79’% of Net Assets
Cabarrus County NC Certificates of Participation	5.000%	06/01/2025	Aa2	$1,000,000	$1,005,810
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	769,230
Harnett County NC Certificates of Participation	5.000	06/01/2027	Aa3	300,000	311,505
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	295,565
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	111,534
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	615,606
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	426,454
Moore County NC	5.000	06/01/2031	Aa3	2,750,000	2,939,613
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3	2,045,000	2,205,655
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	516,790
NC Capital FacilitIes Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	512,475
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,281,188
NC Eastern Municipal Power Agency	6.000	01/01/2025	Aaa	1,150,000	1,417,203
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	AAA@	275,000	315,351
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	214,992
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	Aaa	1,815,000	1,861,537
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,735,043
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	838,440
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	111,718
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	837,728
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	558,485
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	558,485
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,017,100
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,044,946
University of North Carolina	5.000	10/01/2033	A1	340,000	345,814
University of North Carolina	5.000	10/01/2033	A1	515,000	523,807
University of North Carolina	5.000	10/01/2033	A1	115,000	117,002
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,557,360
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa1	250,000	251,435

					25,297,871
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.81% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,376
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,549
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	341,583
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,285,800
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,078,500
NC State Capital Facilities Wake Forest University	4.000	01/01/2036	Aa3	250,000	265,893
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	838,920
Scotland County NC	5.000	12/01/2033	A*	250,000	290,103
University of NC Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	792,533
University of NC Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	287,073
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	802,350
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	672,160
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,681,245
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	2,991,555
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,126,130
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,024,749
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,242,182
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	532,690
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	624,668
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	524,140
University of North Carolina	5.000	10/01/2033	A1	30,000	30,457
University of North Carolina Charlotte	4.000	10/01/2035	Aa3	250,000	266,280
University of North Carolina Charlotte	4.000	10/01/2036	Aa3	250,000	265,228
Western Carolina University	5.000	10/01/2045	Aa3	825,000	935,748
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,170,820

					22,621,732
HOSPITAL AND HEALTHCARE
12.83% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	770,175
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,647,735
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	550,050
NC State Medical Care Commission Duke University Health	4.000	06/01/2034	Aa2	200,000	212,158
NC State Medical Care Commission Duke University Health	4.000	06/01/2035	Aa2	250,000	263,905
NC State Medical Care Commission Health Care Facilities Mission Health	5.000	10/01/2036	Aa3	3,045,000	3,148,895
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2030	A2	500,000	527,570
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2032	A2	615,000	695,067
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	844,515
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,094,280
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,885,000	2,099,551
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	218,858
NC State Medical Care Commission Health Care Facilities Baptist Hospital	5.250	06/01/2029	A2	645,000	690,182
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	12/01/2033	A2	1,000,000	1,109,100
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,104,110
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,297,324
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	420,994
New Hanover County NC Hospital Revenue New Hanover Regional Medical Center	5.000	10/01/2034	A1	500,000	572,820

					17,267,289

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
10.86% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2035	Aa1	$2,000,000	$2,285,440
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	939,532
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	859,140
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,463,423
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	779,503
Chatham County NC	5.000	11/01/2032	Aa2	825,000	951,341
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	110,764
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	561,050
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,715,000	1,932,033
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	566,726
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	554,615
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	287,855
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	552,725
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,043,080
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	520,315
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	471,401
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	145,174
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	585,835

					14,609,952
MUNICIPAL UTILITY REVENUE BONDS
10.54% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	573,645
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aaa	550,000	621,665
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	796,980
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,104,910
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,141,400
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	653,265
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	285,480
Greenville NC Combined Enterprise System Revenue	5.000	04/01/2034	Aa2	500,000	575,305
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	851,528
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,257,836
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,439,550
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	545,840
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	578,560
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	81,742
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	747,936
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	570,570
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,034,752
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,160,000	1,201,632
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	115,721

					14,178,317
SCHOOL IMPROVEMENT BONDS
10.27% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	288,490
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	287,785
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,644,496
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,500,000	1,595,910
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	581,820
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	854,333
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	980,071
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	574,510
Onslow County NC Limited Obligation	4.000	10/01/2034	Aa3	250,000	263,455
Onslow County NC Limited Obligation	4.000	10/01/2035	Aa3	500,000	525,770
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	537,290
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	577,099
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,259,833
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	855,773
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,591,005
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	399,707

					13,817,347
PUBLIC FACILITIES REVENUE BONDS
5.37% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	931,851
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	370,235
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	288,828
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	576,555
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	564,840
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	576,275
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	561,730
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,623,670
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	831,045
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	901,408

					7,226,437

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT BONDS
4.98% of Net Assets
Charlotte NC Airport Revenue	5.000%	07/01/2036	Aa3	$250,000	$291,015
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	812,378
Charlotte NC Airport Revenue	5.000	07/01/2042	Aa3	1,325,000	1,531,925
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	528,515
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,252,582
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	249,796
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,563,190
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	467,051

					6,696,452
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.95% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	278,070
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	277,435
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,246,256
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	689,411
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	418,115
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	375,044
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	549,155
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,652,580
Winston Salem NC Certificates of Participation	4.750	06/01/2031	Aa1	620,000	624,799
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	547,265

					6,658,130
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.70% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	228,998
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	547,865
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,511,160

					2,288,023
LEASE REVENUE BONDS
1.27% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,707,675

ESCROWED TO MATURITY BONDS
.78% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,049,258

MISCELLANEOUS REVENUE BONDS
.42% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	571,010

Total Investments 99.57% of Net Assets (cost $131,859,028) (See (a) below for further explanation)					$133,989,493

Other assets in excess of liabilities 0.43%					584,256

Net Assets 100%					$134,573,749

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $131,859,028 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,983,014
Unrealized depreciation	(852,549)

Net unrealized appreciation	$2,130,465

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2018	UNAUDITED

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	133,989,493
Level 3	Significant Unobservable Inputs	—

$133,989,493

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.57% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$213,284
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	159,506
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	134,696
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	323,664
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	710,092
Charlotte NC Certificates of Participation	5.000	12/01/2024	Aa2	250,000	290,683
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	117,581
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	190,154
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	102,621
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	372,470
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	141,020
Jacksonville Public Facilities Corp Limited Obligation	5.000	04/01/2025	Aa3	100,000	116,463
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	396,963
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	223,456
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	285,830
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	230,024
Rockingham County NC Limited Obligation	5.000	04/01/2023	Aa3	250,000	281,870
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	113,732
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	188,371
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	143,994
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	145,588
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	246,855
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	101,012
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	112,521

					5,342,450
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.61% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	276,384
East Carolina University	5.000	10/01/2027	Aa2	250,000	293,705
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	585,130
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	289,588
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,889
University of NC Wilmington	4.000	06/01/2029	A1	750,000	810,756
University of NC Wilmington Limited Obligation	5.000	06/01/2024	A1	265,000	302,829
University of North Carolina	4.250	10/01/2021	A1	50,000	50,624
University of North Carolina Charlotte	5.000	10/01/2025	Aa3	110,000	129,042
University of North Carolina Greensboro	5.000	04/01/2026	Aa3	250,000	295,888
Western Carolina University	5.000	10/01/2025	Aa3	225,000	264,962

					3,309,797
PREREFUNDED BONDS
14.24% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	422,426
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	205,128
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	451,682
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	249,204
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	175,033
Moore County NC	5.000	06/01/2021	Aa3	200,000	213,746
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	152,199
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	46,154
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	120,252
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	100,300
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	160,561
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	109,780
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	319,319
Onslow NC Water & Sewer	4.250	06/01/2022	A+*	150,000	150,662
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	100,013
University of NC Greensboro	5.000	04/01/2025	NR	90,000	98,086
University of North Carolina	4.250	10/01/2021	A1	20,000	20,273
University of North Carolina	4.250	10/01/2021	A1	20,000	20,273
University of North Carolina	4.250	10/01/2021	A1	10,000	10,138
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa1	100,000	100,434

					3,225,663
MUNICIPAL UTILITY REVENUE BONDS
13.77% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	600,000	695,009
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	274,741
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	399,450
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	162,779
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	102,085
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	195,000	227,095
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	226,491
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	385,928
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	210,271
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	144,329
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	106,972
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	184,408

					3,119,558

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
9.21% of Net Assets
Cabarrus County NC Certificates of Participation	5.000%	01/01/2019	Aa2	$100,000	$102,487
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	403,783
Cabarrus County NC Limited Obligation	5.000	06/01/2025	Aa2	200,000	233,638
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	231,026
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	152,666
New Hanover County NC	4.000	02/01/2028	Aaa	100,000	109,044
Onslow County NC Limited Obligation	4.000	10/01/2024	Aa3	350,000	382,883
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	282,993
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	188,859

					2,087,379
PUBLIC FACILITIES REVENUE BONDS
7.28% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	581,950
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	181,665
Chatham County NC Limited Obligation	5.000	11/01/2025	Aa2	500,000	582,425
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	304,139

					1,650,179
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.11% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	261,146
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	183,176
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A1	180,000	196,103
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2025	Aa2	250,000	276,900
North Carolina State Medical Care Commission - Mission Health System	5.000	10/01/2024	Aa3	250,000	259,983
North Carolina State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2028	A1	180,000	206,446

					1,383,754
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.61% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	153,913
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	373,002
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	149,169
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	141,888

					817,972
ESCROWED TO MATURITY BONDS
2.34% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	135,738
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	143,145
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	252,280

					531,163
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.97% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2025	A2	265,000	307,596
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	137,807

					445,403
AD VALOREM PROPERTY BONDS
1.26% of Net Assets
Smithville Township NC	5.000	06/01/2024	A1	250,000	284,920

LEASE REVENUE BONDS
1.18% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	266,295

Total Investments 99.15% of Net Assets (cost $22,664,439) (See (a) below for further explanation)					$22,464,533

Other assets in excess of liabilities 0.85%					193,040

Net Assets 100%					$22,657,573

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $22,664,439 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$93,732
Unrealized depreciation	(293,638)

Net unrealized depreciation	$(199,906)

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds March 31, 2018

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	22,464,533
Level 3	Significant Unobservable Inputs	—

$22,464,533

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
34.65% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,687,001
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	287,345
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	2,325,000	2,650,543
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	113,428
Clarksville TN Electric SystemRevenue	4.000	09/01/2034	Aa2	500,000	535,670
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	579,975
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	576,920
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,156,395
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,566,185
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	869,274
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	971,606
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	869,820
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	263,118
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	AA*	1,000,000	1,003,920
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	AA*	740,000	744,928
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,096,120
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	569,275
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,088,650
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	286,443
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	284,618
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	258,469
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2/	1,250,000	1,422,788
Memphis TN Electric System Revenue	4.000	12/01/2036	Aa2	230,000	242,404
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,382,024
Memphis TN Gas System Revenue	4.000	12/01/2033	Aa1	500,000	535,610
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	845,344
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	566,345
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	564,230
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	575,145
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,339,759
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa3	250,000	290,135
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	3,668,210
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	563,810
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	646,266
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3	2,265,000	2,523,255
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	805,522
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	287,844
White House TN Utility District Robertson & Sumner Counties Water & Sewer	4.000	01/01/2030	AA+*	1,000,000	1,081,650

					38,800,044
PREREFUNDED BONDS
14.68% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	103,883
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,558,245
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	776,955
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	144,915
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,076,730
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	516,830
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,153,460
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	566,370
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,132,740
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	269,256
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	70,000	70,141
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	764,421
Manchester TN	5.000	06/01/2038	A2	20,000	21,392
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*	460,000	461,812
Metropolitan Government Nashville & Davidson County TN Vanderbilt University	5.000	10/01/2034	NR	210,000	219,906
Pigeon Forge TN	4.900	06/01/2028	Aa3	725,000	729,038
Pigeon Forge TN	4.900	06/01/2028	Aa3	275,000	276,576
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	550,585
South Blount County TN UtilityDistrict Waterworks	5.000	12/01/2028	A2	360,000	379,069
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1	1,000,000	1,002,920
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	517,940
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	235,714
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,068,323
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	560,235
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,281,875

					16,439,331
PUBLIC FACILITIES REVENUE BONDS
10.98% of Net Assets
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	526,490
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	789,855
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,462,775
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	910,888
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	671,171
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,683,090
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	845,155
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	653,886
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,525,272
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,307,662
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	921,970

					12,298,214

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE
9.10% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000%	01/01/2033	Baa1	$500,000	$533,695
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A1	995,000	1,105,286
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,795,225
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,054,234
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,571,430
Shelby County TN Health Educational & Housing Facilities	5.000	05/01/2027	A1	750,000	817,253
Shelby County TN Health Educational & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,750,069
Shelby County TN Health Educational & Housing Facilities - Le Bonheur	5.000	05/01/2035	A1	500,000	571,325

					10,198,517
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.16% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	220,454
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,292,658
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	790,000	829,555
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	730,938
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A1	1,030,000	1,077,761
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,111,400
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,593,144
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,285,680

					9,141,590
REFUNDING BONDS
6.96% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,379,316
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,005,260
Manchester TN	5.000	06/01/2038	A2	80,000	84,636
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	566,025
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	281,680
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,141,000
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	283,310
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	282,420
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	564,840
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	750,000	873,240
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,331,304

					7,793,031
SCHOOL IMPROVEMENT BONDS
5.33% of Net Assets
Montgomery County TN	4.000	04/01/2037	AA+*	1,920,000	2,028,576
Montgomery County TN	4.000	04/01/2036	AA+*	260,000	276,372
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,516,741
Shelby County TN	5.000	04/01/2037	Aa1	500,000	581,405
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,569,167

					5,972,261
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.85% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	675,056
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	921,740
Metropolitan Government Nashville & Davidson Counties TN	4.000	07/01/2033	Aa2	1,470,000	1,568,372
Metropolitan Government Nashville & Davidson Counties TN	4.000	07/01/2034	Aa2	500,000	531,805
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	620,319

					4,317,292
AIRPORT BONDS
2.24% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	912,552
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	284,820
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,311,821

					2,509,193
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.29% of Net Assets
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1	325,000	326,310
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	630,000	637,585
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	460,000	481,588

					1,445,483
INDUSTRIAL REVENUE BONDS
.82% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	921,970

ESCROWED TO MATURITY BONDS
.01% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	NR	10,000	10,023

Total Investments 98.07% of Net Assets (cost $107,550,941) (See (a) below for further explanation)					$109,846,949

Other assets in excess of liabilities 1.93%					2,167,452

Net Assets 100%					$112,014,401

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2018	UNAUDITED

(a)	Cost for federal income tax purposes is $107,550,941 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,974,970
Unrealized depreciation	(678,962)

Net unrealized appreciation	$2,296,008

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	109,846,949
Level 3	Significant Unobservable Inputs	—

$109,846,949

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
20.24% of Net Assets
Maryville TN	5.000%	06/01/2026	Aa3	$350,000	$415,440
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	401,464
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	187,359
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	115,074
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	85,918
Putnam County TN	4.000	04/01/2025	Aa2	300,000	331,392
Rhea County TN	3.000	04/01/2018	A1	200,000	200,014
Unicoi County TN Refunding	5.250	04/01/2019	A1	200,000	204,184

					1,940,845
PUBLIC FACILITIES REVENUE BONDS
19.76% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	105,406
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	234,328
Memphis TN Center City Revenue Finance Corporation Sports Facility	5.000	02/01/2026	Aa3	100,000	113,036
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	291,045
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1	100,000	100,567
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	217,181
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	222,897
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	114,252
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	141,151
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	190,717
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	163,472

					1,894,052
PREREFUNDED BONDS
15.20% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2	150,000	154,144
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	181,710
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	167,426
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2	50,000	50,134
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	111,752
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	191,079
Memphis TN General Obligation	5.000	05/01/2020	Aa2	175,000	181,164
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	146,775
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,615
Robertson County TN School	4.000	06/01/2020	Aa3	250,000	250,995

					1,456,794
MUNICIPAL UTILITY REVENUE BONDS
11.75% of Net Assets
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	90,000	90,880
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*	250,000	286,555
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	247,853
Knoxville TN Gas Revenue	4.000	03/01/2025	Aa2	240,000	259,231
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	128,333
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	113,344

					1,126,196
SCHOOL IMPROVEMENT BONDS
11.16% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	272,383
Kingsport TN General Obligation Unlimited	4.000	09/01/2028	Aa2	100,000	108,415
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	207,252
Rhea County TN	4.000	04/01/2025	A1	250,000	262,745
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	102,774
Sumner County TN	5.000	12/01/2025	AA+*	100,000	116,341

					1,069,910
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.34% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	361,011
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	143,251
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A1	100,000	109,156
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A1	225,000	244,037
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	133,723

					991,178
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.08% of Net Assets
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	102,261
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2027	Aa2	200,000	233,560
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	150,861

					486,682
HOSPITAL AND HEALTHCARE
2.85% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	BBB+*	265,000	272,826

STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.72% of Net Assets
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1	165,000	165,121

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT BONDS
1.12% of Net Assets
Metropolitan Nashville Airport Authority	4.000%	07/01/2023	A1	$100,000	$107,751

Total Investments 99.22% of Net Assets (cost $9,532,049) (See (a) below for further explanation)					$9,511,355

Other assets in excess of liabilities 0.78%					74,762

Net Assets 100%					$9,586,117

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,532,049 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$44,590
Unrealized depreciation	(65,284)

Net unrealized depreciation	$(20,694)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,511,355
Level 3	Significant Unobservable Inputs	—

$9,511,355

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
61.22% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa	$1,500,000	$1,666,122
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	402,121
Federal Farm Credit Bank	5.840	07/20/2022	Aaa	2,650,000	2,993,236
Federal Farm Credit Bank	5.250	05/10/2022	Aaa	2,000,000	2,203,668
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,214,510

					9,479,657
FEDERAL HOME LOAN BANK
34.21% of Net Assets
Federal Home Loan Bank	2.970	08/02/2027	Aaa	500,000	491,014
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,010,131
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	542,703
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,252,944

					5,296,792
FEDERAL NATIONAL MORTGAGE ASSOCIATION
0.70% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	100,000	107,809

Total Investments 96.13% of Net Assets (cost $14,509,915) (See (a) below for further explanation)					$14,884,258

Other assets in excess of liabilities 3.87%					599,865

Net Assets 100%					$15,484,123

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $14,509,915 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$382,506
Unrealized depreciation	(8,163)

Net unrealized appreciation	$374,343

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$14,884,258
Level 3	Significant Unobservable Inputs	—

$14,884,258

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds March 31, 2018	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
33.64% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$268,834
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	164,306
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2/	240,000	331,250
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	201,843
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	425,000	464,568
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	265,160
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa1	750,000	833,738
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	236,849
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	81,926
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	783,391

					3,631,865
MUNICIPAL UTILITY REVENUE BONDS
26.98% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	462,497
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	43,619
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	65,238
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	417,383
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	279,508
OK State Municipal Power Authority	6.310	01/01/2040	A2/A*	95,000	115,395
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	372,954
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	530,855
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	456,176
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	63,204
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	106,828

					2,913,657
SCHOOL IMPROVEMENT BONDS
14.43% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	827,880
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	445,556
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	284,625

					1,558,061
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.10% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	A1	250,000	291,190
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	460,003
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	269,910
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	69,508

					1,090,611
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.71% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	235,072
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	273,330

					508,402
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.92% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	315,831

MARINA/PORT AUTHORITY REVENUE BONDS
2.48% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	268,230

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.19% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	128,305

Total Investments 96.45% of Net Assets (cost $9,426,758) (See (a) below for further explanation)					$10,414,962

Other assets in excess of liabilities 3.55%					383,019

Net Assets 100%					$10,797,981

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,426,758 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$992,892
Unrealized depreciation	(4,688)

Net unrealized appreciation	$988,204

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds March 31, 2018	UNAUDITED

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2018.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,414,962
Level 3	Significant Unobservable Inputs	—

$10,414,962

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the third fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Allen E. Grimes
By: Allen E. Grimes, III, Executive Vice President
Date: April 26, 2018

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: April 26, 2018